Contract Billing Status - Schedule of Pre-Acquisition (Details) - TRINITY [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026
Asset Acquisition [Line Items]
Costs incurred	$ 347,054,830	$ 664,206,623	$ 1,011,261,453
Gross profit	22,115,418	27,859,742	49,975,160
Earned revenue	$ 369,170,248	$ 692,084,667	$ 1,061,254,915
Margin	5.99%	4.03%	4.71%